UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620th Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2016

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited)	September 30, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 95.0%
CONSUMER DISCRETIONARY - 11.2%
Auto Components - 0.8%
Fox Factory Holding Corp.	87,415	$2,007,923	*

Distributors - 1.9%
Core-Mark Holding Co. Inc.	129,521	4,636,852

Diversified Consumer Services - 1.3%
LifeLock Inc.	191,073	3,232,955	*

Hotels, Restaurants & Leisure - 1.8%
Buffalo Wild Wings Inc.	30,874	4,345,207	*

Internet & Direct Marketing Retail - 0.8%
Liberty TripAdvisor Holdings Inc., Class A Shares	83,370	1,821,634	*

Media - 1.4%
Lions Gate Entertainment Corp.	175,648	3,511,203

Specialty Retail - 3.2%
Hibbett Sports Inc.	74,430	2,969,757	*
Monro Muffler Brake Inc.	76,378	4,672,042

Total Specialty Retail		7,641,799

TOTAL CONSUMER DISCRETIONARY		27,197,573

CONSUMER STAPLES - 2.1%
Food & Staples Retailing - 2.1%
Casey’s General Stores Inc.	43,273	5,199,251

ENERGY - 1.7%
Energy Equipment & Services - 1.7%
Newpark Resources Inc.	290,309	2,136,674	*
TETRA Technologies Inc.	305,888	1,868,976	*

TOTAL ENERGY		4,005,650

FINANCIALS - 6.9%
Banks - 3.4%
SVB Financial Group	24,580	2,717,073	*
Western Alliance Bancorp	146,179	5,487,560	*

Total Banks		8,204,633

Capital Markets - 2.7%
Financial Engines Inc.	134,004	3,981,259
WisdomTree Investments Inc.	247,319	2,544,912

Total Capital Markets		6,526,171

Insurance - 0.8%
American Equity Investment Life Holding Co.	111,219	1,971,913

TOTAL FINANCIALS		16,702,717

HEALTH CARE - 21.1%
Biotechnology - 1.3%
Acorda Therapeutics Inc.	73,100	1,526,328	*
MiMedx Group Inc.	173,038	1,484,666	*

Total Biotechnology		3,010,994

Health Care Equipment & Supplies - 5.9%
Endologix Inc.	211,877	2,712,026	*
Insulet Corp.	112,910	4,622,535	*
Integra LifeSciences Holdings Corp.	49,320	4,071,366	*
Novadaq Technologies Inc.	197,600	2,286,232	*
Penumbra Inc.	8,421	639,912	*

Total Health Care Equipment & Supplies		14,332,071

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	SHARES	VALUE
Health Care Providers & Services - 2.9%
Diplomat Pharmacy Inc.	95,174	$2,665,824	*
Mednax Inc.	41,717	2,763,751	*
Surgery Partners Inc.	79,232	1,603,656	*

Total Health Care Providers & Services		7,033,231

Health Care Technology - 5.3%
athenahealth Inc.	37,395	4,716,257	*
Medidata Solutions Inc.	117,346	6,543,213	*
Vocera Communications Inc.	90,564	1,530,532	*

Total Health Care Technology		12,790,002

Life Sciences Tools & Services - 4.5%
Cambrex Corp.	54,687	2,431,384	*
ICON PLC	66,580	5,151,295	*
INC Research Holdings Inc., Class A Shares	75,325	3,357,988	*

Total Life Sciences Tools & Services		10,940,667

Pharmaceuticals - 1.2%
Pacira Pharmaceuticals Inc.	85,671	2,931,661	*

TOTAL HEALTH CARE		51,038,626

INDUSTRIALS - 15.4%
Aerospace & Defense - 2.3%
Astronics Corp.	28,664	1,291,313	*
Orbital ATK Inc.	55,324	4,217,349

Total Aerospace & Defense		5,508,662

Air Freight & Logistics - 1.4%
XPO Logistics Inc.	89,456	3,280,352	*

Building Products - 2.8%
Masonite International Corp.	28,400	1,765,628	*
Trex Co. Inc.	85,621	5,027,665	*

Total Building Products		6,793,293

Commercial Services & Supplies - 3.2%
Copart Inc.	79,294	4,246,987	*
US Ecology Inc.	75,566	3,388,379

Total Commercial Services & Supplies		7,635,366

Machinery - 4.9%
Chart Industries Inc.	70,058	2,300,004	*
IDEX Corp.	51,990	4,864,704
Tennant Co.	74,371	4,819,241

Total Machinery		11,983,949

Trading Companies & Distributors - 0.8%
H&E Equipment Services Inc.	122,371	2,050,938

TOTAL INDUSTRIALS		37,252,560

INFORMATION TECHNOLOGY - 35.1%
Electronic Equipment, Instruments & Components - 2.8%
MTS System Corp.	68,549	3,155,310
OSI Systems Inc.	54,647	3,572,821	*

Total Electronic Equipment, Instruments & Components		6,728,131

Internet Software & Services - 11.7%
comScore Inc.	89,266	2,736,896	*
Cornerstone OnDemand Inc.	116,435	5,350,188	*
Envestnet Inc.	62,086	2,263,035	*
GrubHub Inc.	60,789	2,613,319	*
LivePerson Inc.	226,515	1,904,991	*
MercadoLibre Inc.	29,352	5,429,240
MINDBODY Inc., Class A Shares	76,530	1,504,580	*
New Relic Inc.	13,003	498,275	*
Wix.com Ltd.	42,219	1,833,571	*
XO Group Inc.	61,270	1,184,349	*
Zillow Group Inc., Class C Shares	85,276	2,954,813	*

Total Internet Software & Services		28,273,257

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY			SHARES	VALUE
IT Services - 3.3%
Cardtronics PLC, Class A Shares			62,318	$2,779,383	*
MAXIMUS Inc.			94,436	5,341,300

Total IT Services				8,120,683

Semiconductors & Semiconductor Equipment - 4.1%
Integrated Device Technology Inc.			173,075	3,998,032	*
Monolithic Power Systems Inc.			58,310	4,693,955
Ultratech Inc.			53,462	1,233,903	*

Total Semiconductors & Semiconductor Equipment				9,925,890

Software - 13.2%
Aspen Technology Inc.			97,575	4,565,534	*
Barracuda Networks Inc.			156,293	3,982,346	*
BroadSoft Inc.			98,118	4,567,393	*
Fortinet Inc.			173,900	6,422,127	*
HubSpot Inc.			24,927	1,436,294	*
Imperva Inc.			82,521	4,432,203	*
Qualys Inc.			78,421	2,994,898	*
Varonis Systems Inc.			34,684	1,043,988	*
Verint Systems Inc.			71,476	2,689,642	*

Total Software				32,134,425

TOTAL INFORMATION TECHNOLOGY				85,182,386

MATERIALS - 1.5%
Chemicals - 1.5%
Balchem Corp.			46,985	3,642,747

TOTAL COMMON STOCKS (Cost - $153,442,290)				230,221,510

PREFERRED STOCKS - 0.8%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Turn Inc., Series E Shares			73,522	136,751	*(a)(b)(c)

INFORMATION TECHNOLOGY - 0.7%
Software - 0.7%
AppDynamics Inc., Series E Shares			47,565	735,355	*(a)(b)(c)
Datastax Inc.			62,696	233,856	*(a)(b)(c)
DocuSign Inc.			44,047	732,942	*(a)(b)(c)

TOTAL INFORMATION TECHNOLOGY				1,702,153

TOTAL PREFERRED STOCKS (Cost - $2,375,160)				1,838,904

	RATE	MATURITY DATE	FACE AMOUNT
CONVERTIBLE BONDS & NOTES - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Turn Inc. Subordinated Convertible Promissory Note (Cost - $22,865)	1.480%	3/2/23	$22,866	22,866	(a)(b)(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $155,840,315)				232,083,280

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 4.4%
State Street Institutional Investment Trust Treasury Money Market Fund, Premier Class (Cost - $10,687,405)	0.186%	10,687,405	$10,687,405

TOTAL INVESTMENTS - 100.2% (Cost - $166,527,720#)			242,770,685
Liabilities in Excess of Other Assets - (0.2)%			(429,182)

TOTAL NET ASSETS - 100.0%			$242,341,503

*	Non-income producing security.

(a)	Illiquid security.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(c)	Restricted security (See Note 3).

#	Aggregate cost for federal income tax purposes is substantially the same.

SCHEDULE OF WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
Imperva Inc., Call	12/16/16	$55.00	203	$67,396
Imperva Inc., Call	12/16/16	60.00	208	27,456

TOTAL WRITTEN OPTIONS (Premiums received - $63,964)				$94,852

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Small Cap Growth Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$230,221,510	—	—	$230,221,510
Preferred Stocks:
Consumer Discretionary	—	—	$136,751	136,751
Information Technology	—	—	1,702,153	1,702,153
Convertible Bonds & Notes	—	—	22,866	22,866

Total Long-Term Investments	$230,221,510	—	$1,861,770	$232,083,280

Short-Term Investments†	10,687,405	—	—	10,687,405

Total Investments	$240,908,915	—	$1,861,770	$242,770,685

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$94,852	—	—	$94,852

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At September 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$83,741,675
Gross unrealized depreciation	(7,498,710)

Net unrealized appreciation	$76,242,965

Notes to Schedule of Investments (unaudited) (continued)

3. Restricted securities

The following Portfolio investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

	Number of Shares/	Acquisition		Fair Value at	Value per Share/	Percent of
Security	Face Amount	Date	Cost	September 30, 2016	Face Amount	Net Assets
Turn Inc., Series E Shares	73,522	13-Dec	$613,174	$136,751	$1.86	0.06%
AppDynamics Inc., Series E Shares	47,565	14-Jul	470,998	735,355	15.46	0.30
Datastax Inc.	62,696	14-Aug	449,994	233,856	3.73	0.10
DocuSign Inc.	44,047	15-Apr	840,994	732,942	16.64	0.30
Turn Inc. Subordinated Convertible Promissory Note	22,866	16-Mar	22,865	22,866	100.00	0.01

			$2,398,025	$1,861,770		0.77%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 18, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 18, 2016